Statements of Cash Flows - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities
Net Loss	$ (16,807)	$ (1,727)	$ (10,413)	$ (3,673)	$ (102,420)	$ (26,856)	$ (39,343)	$ (3,673)
Changes in Operating Assets and Liabilities
Accounts payable and accrued expenses					49,920		12,609	533
Amount due to director					52,500	26,856	27,474	3,140
Net Cash Used in Operating Activities
Net Increase (Decrease) in Cash
Cash at Beginning of Period
Cash at End of Period